Insurance Contracts - Summary of Changes of Net Gains (Losses) on Overlay Adjustment (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes Of Net Losses On Overlay Adjustment [Abstract]
Beginning	₩ 339,202	₩ 187,077
Recognition of other comprehensive income due to acquisition and valuation	185,906	177,500
Reclassification to profit or loss due to disposal	(65,624)	(25,375)
Ending	₩ 459,484	₩ 339,202